UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2011

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):

[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	Siphron Capital Management
Address:280 South Beverly Drive, suite 412
	Beverly Hills, CA 90212

13F File Number:  28-3316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Melissa S. Sohn
Title:	Operations Manager
Phone:	310-858-7281
Signature, 		Place, 			and Date of Signing:

Melissa S. Sohn   Beverly Hills, California	November 9, 2011

Report Type (Check only one) :

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: Not Applicable.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total:  $120,998

List of Other Included Managers: Not Applicable.

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Form 13F INFORMATION TABLE
				     	     VALUE     QUANTITY  SH/	PUT/	INV	OTH	VTG
NAME OF ISSUER		CLASS	CUSIP	   (x$1,000)   OF SHARES PRN	CALL	DSCRN	MGR	AUT

Accenture Corp.		COM	G1151C101	158	3,000	SH	NA	SOLE	NA	SOLE
Altera Corp.		COM	021441100	142	4,500	SH	NA	SOLE	NA	SOLE
Amazon.Com, Inc.	COM	023135106	5,161	23,870	SH	NA	SOLE	NA	SOLE
Amgen Inc.		COM	031162100	2,680	48,770	SH	NA	SOLE	NA	SOLE
Anadarko		COM	032511107	3,414	54,150	SH	NA	SOLE	NA	SOLE
Analog Devices		COM	032654105	128	4,100	SH	NA	SOLE	NA	SOLE
Ansys Inc.		COM	03662Q105	157	3,200	SH	NA	SOLE	NA	SOLE
Apple Inc.		COM	037833100	5,167	13,550	SH	NA	SOLE	NA	SOLE
Autodesk, Inc.		COM	052769106	4,387	157,850	SH	NA	SOLE	NA	SOLE
BMC Software		COM	055921100	123	3,200	SH	NA	SOLE	NA	SOLE
Becton, Dickinson	COM	075887109	4,214	57,470	SH	NA	SOLE	NA	SOLE
Bristol-Myers Squibb	COM	110122108	4,624	147,350	SH	NA	SOLE	NA	SOLE
Broadcom Corp Com	COM	111320107	77	2,300	SH	NA	SOLE	NA	SOLE
Caterpillar Inc.	COM	134429109	4,154	56,250	SH	NA	SOLE	NA	SOLE
Celgene			COM	151020104	93	1,500	SH	NA	SOLE	NA	SOLE
Cisco Systems		COM	149123101	2,865	184,870	SH	NA	SOLE	NA	SOLE
Clorox Co.		COM	17275R102	3,338	50,320	SH	NA	SOLE	NA	SOLE
Cognizant Technology 	COM	189054109	138	2,200	SH	NA	SOLE	NA	SOLE
Costco Cos. Inc Com	COM	192446102	4,988	60,730	SH	NA	SOLE	NA	SOLE
Cummins Inc.		COM	22160K105	2,988	36,590	SH	NA	SOLE	NA	SOLE
Deere & Co.		COM	231021106	3,593	55,650	SH	NA	SOLE	NA	SOLE
Donaldson Co. Inc.	COM	244199105	3,689	67,320	SH	NA	SOLE	NA	SOLE
EMC Corp.		COM	257651109	4,040	192,450	SH	NA	SOLE	NA	SOLE
FactSet Research Sys.	COM	268648102	151	1,700	SH	NA	SOLE	NA	SOLE
Fastenal Co.		COM	303075105	4,486	134,800	SH	NA	SOLE	NA	SOLE
Fiserv Inc.		COM	337738108	132	2,600	SH	NA	SOLE	NA	SOLE
General Electric Co.	COM	369604103	3,035	199,400	SH	NA	SOLE	NA	SOLE
General Mills, Inc.	COM	370334104	3,388	88,030	SH	NA	SOLE	NA	SOLE
Google, Inc.		COM	38259P508	3,645	7,077	SH	NA	SOLE	NA	SOLE
Hewlett-Packard Co.	COM	428236103	45	2,000	SH	NA	SOLE	NA	SOLE
Int'l Business Machines	COM	459200101	3,295	18,840	SH	NA	SOLE	NA	SOLE
Intuit, Inc.		COM	461202103	3,813	80,380	SH	NA	SOLE	NA	SOLE
Johnson & Johnson	COM	478160104	3,278	51,470	SH	NA	SOLE	NA	SOLE
Kraft Foods Inc.	COM	50075N104	3,867	115,150	SH	NA	SOLE	NA	SOLE
Lauder Estee Cos Inc.	COM	518439104	5,195	59,140	SH	NA	SOLE	NA	SOLE
Linear Technology	COM	535678106	130	4,700	SH	NA	SOLE	NA	SOLE
Magna International Inc.COM	559222401	1,550	47,020	SH	NA	SOLE	NA	SOLE
McCormick & Co, Inc.	COM	579780206	3,799	82,300	SH	NA	SOLE	NA	SOLE
Medtronic Inc.		COM	585055106	2,730	82,130	SH	NA	SOLE	NA	SOLE
Microchip Tech.		COM	595017104	3,609	116,020	SH	NA	SOLE	NA	SOLE
Netapp Inc.		COM	64120L104	115	3,400	SH	NA	SOLE	NA	SOLE
Netflix			COM	64110L106	68	600	SH	NA	SOLE	NA	SOLE
Oracle			COM	68389X105	155	5,400	SH	NA	SOLE	NA	SOLE
PepsiCo, Inc.		COM	713448108	2,267	36,620	SH	NA	SOLE	NA	SOLE
Texas Instruments	COM	882508104	115	4,300	SH	NA	SOLE	NA	SOLE
Union Pacific		COM	907818108	3,529	43,210	SH	NA	SOLE	NA	SOLE
United Parcel Service	COM	911312106	3,405	53,920	SH	NA	SOLE	NA	SOLE
Visa Inc.		COM	92826C839	4,878	56,910	SH	NA	SOLE	NA	SOLE

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